Concentration of Credit Risk - Additional Information (Detail) - TAIWAN, PROVINCE OF CHINA	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016
Concentration Risk [Line Items]
Cash maintained with one bank	98.80%	98.80%	99.90%
Maximum compensation insured per depositor	¥ 657,000	$ 3,000,000